Significant Financing Transactions (Commercial Paper, Bank Loans and Letters of Credit Outstanding) (Parenthetical) (Detail)	Sep. 30, 2019 USD ($)
Line of Credit Facility [Line Items]
Facility Limit	$ 6,000,000,000	[1]
Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Facility Limit	6,000,000,000	[2]
Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Facility Limit	1,500,000,000	[3]
Letter of Credit
Line of Credit Facility [Line Items]
Facility Limit	2,000,000,000.0
Letter of Credit | Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Facility Limit	2,000,000,000.0
Letter of Credit | Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Facility Limit	1,500,000,000
Line of Credit | Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Facility Limit	1,500,000,000
Line of Credit | Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Facility Limit	$ 750,000,000

[1]	This credit facility matures in March 2023 and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas, Questar Gas and DESC. The sub-limit for Virginia Power is set within the facility limit but can be changed at the option of the borrowers under the credit facility multiple times per year. At September 30, 2019, the sub-limit for Virginia Power was $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
[3]	A maximum of $1.5 billion of the facility is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers Dominion Energy, Virginia Power, Questar Gas and DESC. The sub-limit for Dominion Energy Gas is set within the facility limit but can be changed at the option of the borrowers under the credit facility multiple times per year. At September 30, 2019, the sub-limit for Dominion Energy Gas was $750 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit, whichever is less) of letters of credit.